Note 4 - Loans (Details) - Loans (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable	$ 295,313,069	$ 304,445,298
Residential Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable	56,227,548	58,318,657
Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable	196,808,249	198,662,111
Agriculture (Member)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable	38,343,403	43,068,272
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable	$ 3,933,869	$ 4,396,258